Disclosures About Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosures About Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis
	Quoted Prices in
	Active Markets	Significant Other	Significant	Balance as of
	For Identical Assets	Observable Inputs	Unobservable Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2013
Assets...............................................
Cash equivalents .........................	$62,201	$ -	$-	$62,201
Cross-currency interest rate swap .......	-	490	-	490
Total Assets.....................................	$62,201	490	-	$62,691
Liabilities
Cross-currency interest rate swap.....	$-	$ 670	$-	$670
Total equity return swap...................	-	1,378	-	1,378
Long-term incentive plan...................	-	4,922	-	4,922
Total Liabilities.................................	$-	6,970	-	$6,970